Lease Arrangements - Ranges Of Discount Rates For Lease Liabilities (Detail)	Dec. 31, 2021	Dec. 31, 2020
Land [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.39%	0.48%
Land [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	2.14%	2.14%
Buildings [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.39%	0.54%
Buildings [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	3.88%	3.88%
Machinery [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.71%
Office equipment [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.28%	0.28%
Office equipment [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	3.88%	3.88%